Supplemental Geographical Information based on the Location of the Company and Its Subsidiaries (Parenthetical) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Segment Reporting Disclosure [Line Items]
Cost of sales, SG&A and R&D expenses	¥ 8,367,092	¥ 8,215,399	¥ 9,821,598
Earthquake
Segment Reporting Disclosure [Line Items]
Cost of sales, SG&A and R&D expenses	45,720
Geographical segment reconciling items
Segment Reporting Disclosure [Line Items]
Unallocated corporate assets consist primarily of cash and cash equivalents and marketable securities	453,116	338,135	257,291
Cost of sales, SG&A and R&D expenses	¥ (2,351,660)	¥ (1,883,951)	¥ (2,984,514)